Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income	$ 88,297	$ 78,098
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	0	2
Depreciation expense	11,582	11,850
Amortization of operating right-of-use assets	7,446
Amortization of intangibles	3,915	5,048
Amortization of government grants	(11)	(12)
Interest on short term investments	(268)	(333)
Interest on non-current operating lease liability	689
Gain on re-measurement of financial assets	(500)	0
Stock compensation expense	7,079	9,392
Amortization of gain on interest rate hedge	(231)	(230)
Amortization of financing costs	137	390
Deferred taxes	740	(3,481)
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	3,545	(12,979)
Increase in unbilled revenue	(79,478)	(65,904)
Decrease/(increase) in other receivables	398	(2,866)
Increase in prepayments and other current assets	(2,187)	(10,358)
Increase in other non-current assets	(4,421)	(179)
Increase in payments on account	43,957	92,350
Increase/(decrease) in other current liabilities	16,432	(56,787)
Decrease in operating lease liabilities	(8,688)
Decrease in other non-current liabilities	(13)	(1,165)
Increase in income taxes payable	2,907	4,300
Decrease in deferred tax liability	(2,096)	0
Increase/(decrease) in accounts payable	5,403	(6,668)
Net cash provided by operating activities	94,634	40,468
Cash flows from investing activities:
Purchase of property, plant and equipment	(7,034)	(8,304)
Purchase of subsidiary undertakings	(42,349)	(1,645)
Cash acquired with subsidiary undertaking	686	0
Purchase of available for sale investments	(81)	(10,160)
Sale of available for sale investments	239	6,253
Purchase of investments in equity - long term	(2,019)	0
Net cash used in investing activities	(50,558)	(13,856)
Cash flows from financing activities:
Financing costs	0	(823)
Proceeds from exercise of equity compensation	3,391	727
Share issue costs	(4)	(4)
Repurchase of ordinary shares	(25,000)	(38,208)
Share repurchase costs	(20)	(31)
Net cash used in financing activities	(21,633)	(38,339)
Effect of exchange rate movements on cash	(656)	869
Net increase/(decrease) in cash and cash equivalents	21,787	(10,858)
Cash and cash equivalents at beginning of period	395,851	282,859
Cash and cash equivalents at end of period	$ 417,638	$ 272,001